EMPLOYEE BENEFITS AND LIABILITIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Expense in defined contribution plans	$ 343	$ 345	$ 329